Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class I
Shareholder Report [Line Items]
Fund Name	Stone Ridge High Yield Reinsurance Risk Premium Fund
Class Name	Class I
Trading Symbol	SHRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/index.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class I	$84	1.65%
[1],[2]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%	[2]
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/index.html for more recent performance information.
Net Assets	$ 3,533,080,218
Holdings Count | $ / shares	328
Advisory Fees Paid, Amount	$ 25,763,545
Investment Company Portfolio Turnover	18.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,533,080,218
Number of Holdings	328
Net Advisory Fee	$25,763,545
Portfolio Turnover	18.59%

Holdings [Text Block]

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2025	9.2%
2026	24.2%
2027	27.4%
2028	19.3%
2029	4.1%
2030	2.2%
Not Applicable(2)	11.1%
Other(3)	2.5%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/index.html
Class M
Shareholder Report [Line Items]
Fund Name	Stone Ridge High Yield Reinsurance Risk Premium Fund
Class Name	Class M
Trading Symbol	SHRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/index.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class M	$91	1.80%
[3],[4]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%	[4]
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/index.html for more recent performance information.
Net Assets	$ 3,533,080,218
Holdings Count | $ / shares	328
Advisory Fees Paid, Amount	$ 25,763,545
Investment Company Portfolio Turnover	18.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,533,080,218
Number of Holdings	328
Net Advisory Fee	$25,763,545
Portfolio Turnover	18.59%

Holdings [Text Block]

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2025	9.2%
2026	24.2%
2027	27.4%
2028	19.3%
2029	4.1%
2030	2.2%
Not Applicable(2)	11.1%
Other(3)	2.5%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/index.html
Class I
Shareholder Report [Line Items]
Fund Name	Stone Ridge Diversified Alternatives Fund
Class Name	Class I
Trading Symbol	SRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/multi-strategy.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class I	$96	1.97%
[5],[6]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.97%	[6]
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
Net Assets	$ 1,664,585,042
Holdings Count | $ / shares	10,808
Advisory Fees Paid, Amount	$ 11,199,463
Investment Company Portfolio Turnover	19.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,664,585,042
Number of Holdings	10,808
Net Advisory Fee	$11,199,463
Portfolio Turnover	19.43%

Holdings [Text Block]

Asset Type	(%) of Net Assets
Asset-Backed Securities	12.1%
Event Linked Bonds	30.5%
Investment Companies	2.2%
Participation Notes	2.3%
Preference Shares	3.6%
Purchased Options	0.4%
Short-Term Investments	39.1%
Whole Loans- Consumer Loans	3.4%
Whole Loans- Small Business Loans	1.2%
Whole Loans- Student Loans(1)	0.0%
Other(2)	5.2%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/multi-strategy.html
Class J
Shareholder Report [Line Items]
Fund Name	Stone Ridge Diversified Alternatives Fund
Class Name	Class J
Trading Symbol	SRDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund (the “Fund”) for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/multi-strategy.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class J	$110	2.26%
[7],[8]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.26%	[8]
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
Net Assets	$ 1,664,585,042
Holdings Count | $ / shares	10,808
Advisory Fees Paid, Amount	$ 11,199,463
Investment Company Portfolio Turnover	19.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,664,585,042
Number of Holdings	10,808
Net Advisory Fee	$11,199,463
Portfolio Turnover	19.43%

Holdings [Text Block]

Asset Type	(%) of Net Assets
Asset-Backed Securities	12.1%
Event Linked Bonds	30.5%
Investment Companies	2.2%
Participation Notes	2.3%
Preference Shares	3.6%
Purchased Options	0.4%
Short-Term Investments	39.1%
Whole Loans- Consumer Loans	3.4%
Whole Loans- Small Business Loans	1.2%
Whole Loans- Student Loans(1)	0.0%
Other(2)	5.2%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/multi-strategy.html

[1]
*	Annualized

[2]
1	Expenses are equal to the share class’s expense ratio of 1.65%, multiplied by the average account value over the period.

[3]
*	Annualized

[4]
1	Expenses are equal to the share class’s expense ratio of 1.80%, multiplied by the average account value over the period.

[5]
*	Annualized

[6]
1	Expenses are equal to the share class’s expense ratio of 1.97%, multiplied by the average account value over the period.

[7]
*	Annualized

[8]
1	Expenses are equal to the share class’s expense ratio of 2.26%, multiplied by the average account value over the period.